Schedule of Condensed Consolidating Statements of Comprehensive Loss (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2016	Jun. 27, 2015	Jul. 01, 2016	Jun. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net (loss) income	$ (23,106)	$ (77,812)	$ (61,233)	$ (113,037)	$ (340,087)	$ (89,562)	$ (202,562)
Other comprehensive (loss) income, net of taxes:
Foreign currency translation adjustments, net of tax benefit (provision)	(8,458)	4,137	(2,850)	(5,305)	(5,630)	(13,167)	19
Unrealized gain on cash flow hedges, net of tax provision	(2,651)		(8,042)		609
Other comprehensive (loss) income	(11,109)	4,137	(10,892)	(5,305)	(5,021)	(13,167)	19
Comprehensive (loss) income	(34,215)	(73,675)	(72,125)	(118,342)	(345,108)	(102,729)	(202,543)
Comprehensive income attributable to noncontrolling interests	(101)	(243)	(402)	(260)	(557)	(591)	(1,010)
Comprehensive (loss) income attributable to DJO Finance LLC	(34,316)	(73,918)	(72,527)	(118,602)	(345,665)	(103,320)	(203,553)
Reportable Legal Entities | DJOFL
Net (loss) income	(23,275)	(77,976)	(61,596)	(113,503)	(340,927)	(90,534)	(203,452)
Other comprehensive (loss) income, net of taxes:
Unrealized gain on cash flow hedges, net of tax provision	(2,651)		(8,042)		609
Other comprehensive (loss) income	(2,651)		(8,042)		609
Comprehensive (loss) income	(25,926)	(77,976)	(69,638)	(113,503)	(340,318)	(90,534)	(203,452)
Comprehensive (loss) income attributable to DJO Finance LLC	(25,926)	(77,976)	(69,638)	(113,503)	(340,318)	(90,534)	(203,452)
Reportable Legal Entities | Guarantors
Net (loss) income	7,528	27,992	18,275	46,240	(96,424)	80,726	(14,647)
Other comprehensive (loss) income, net of taxes:
Comprehensive (loss) income	10,747	27,992	18,275	46,240	(96,424)	80,726	(14,647)
Comprehensive (loss) income attributable to DJO Finance LLC	10,747	27,992	18,275	46,240	(96,424)	80,726	(14,647)
Reportable Legal Entities | Non-Guarantors
Net (loss) income	5,539	2,881	(1,474)	(8,331)	(4,699)	(5,972)	(10,040)
Other comprehensive (loss) income, net of taxes:
Foreign currency translation adjustments, net of tax benefit (provision)	(8,458)	4,137	(2,850)	(5,305)	(5,630)	(13,167)	19
Other comprehensive (loss) income	(8,458)	4,137	(2,850)	(5,305)	(5,630)	(13,167)	19
Comprehensive (loss) income	(1,513)	7,018	(4,324)	(13,636)	(10,329)	(19,139)	(10,021)
Comprehensive income attributable to noncontrolling interests	(101)	(243)	(402)	(260)	(557)	(591)	(1,010)
Comprehensive (loss) income attributable to DJO Finance LLC	(1,614)	6,775	(4,726)	(13,896)	(10,886)	(19,730)	(11,031)
Eliminations
Net (loss) income	(12,898)	(30,709)	(16,438)	(37,443)	101,963	(73,782)	25,577
Other comprehensive (loss) income, net of taxes:
Comprehensive (loss) income	(3,540)	(30,709)	(16,438)	(37,443)	101,963	(73,782)	25,577
Comprehensive (loss) income attributable to DJO Finance LLC	$ (3,540)	$ (30,709)	$ (16,438)	$ (37,443)	$ 101,963	$ (73,782)	$ 25,577